EXPLORATION	12 Months Ended
Dec. 31, 2018
Statements Line Items
EXPLORATION [Text Block]
15.	EXPLORATION

	December 31	December 31
	2018	2017

Depreciation and depletion	$111	$126
Share-based compensation	340	252
Salaries, wages and benefits	2,690	2,568
Direct exploration expenditures	9,242	9,952
	$12,383	$12,898